Business Combinations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified													12 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 Commercial Licensing	Jun. 30, 2012 Commercial Licensing	Jun. 30, 2011 Commercial Licensing	Jun. 30, 2013 Devices and Consumer Hardware	Jun. 30, 2012 Devices and Consumer Hardware	Jun. 30, 2011 Devices and Consumer Hardware	Jun. 30, 2013 Devices and Consumer Other	Jun. 30, 2012 Devices and Consumer Other	Jun. 30, 2011 Devices and Consumer Other	Jun. 30, 2013 Other Acquired Entities Entity	Jul. 18, 2012 Yammer, Inc.	Oct. 13, 2011 Skype Global S.a r.l.	Oct. 13, 2011 Skype Global S.a r.l. Commercial Licensing	Oct. 13, 2011 Skype Global S.a r.l. Devices and Consumer Hardware	Oct. 13, 2011 Skype Global S.a r.l. Devices and Consumer Other
Business Acquisition [Line Items]
Name of acquired entity														Yammer, Inc. ("Yammer")	Skype Global S.á r.l. ("Skype")
Acquisition date														Jul. 18, 2012	Oct. 13, 2011
Cash paid to acquire the business													$ 437	$ 1,100	$ 8,600
Goodwill acquired	14,655	13,452	12,581	10,051	10,054	4,494	1,689	1,641	181	738	742	6,888		937	7,100	5,600	1,400	54
Identifiable intangible assets acquired														178	1,648
Unearned revenue acquired															$ 222
Number of entities acquired													11